Investment in material joint ventures (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of material joint ventures [abstract]
Schedules of aggregated financial information of joint ventures

Year ended December 31,
2019
$'m
Investment in joint venture	375
Loss for the period	(49)
Other comprehensive income	7
Total comprehensive loss	(42)

Summarized financial information for Trivium for the two months ended and as at December 31, 2019 is set out below.

Period ended December 31,
2019
$'m
Revenue	351
Expenses	(408)
Operating loss	(57)
Net finance expense	(56)
Loss before tax	(113)
Income tax	(1)
Loss after tax[1]	(114)

1  The income statement for the two month period ended December 31, 2019 includes $92 million in relation to exceptional items of which $31 million is in respect of exceptional interest expense. Also included is $25 million of non-exceptional interest expense.

At December 31,
2019
$'m
Non-current assets	4,109
Current assets	924
Total assets	5,033

Total equity	875
Non-current liabilities	3,444
Current liabilities	714
Total liabilities	4,158
Total equity and liabilities	5,033

Schedule of reconciliation of carrying amount of joint venture

2019
$'m
Group's interest in net assets of joint venture - November 1[2]	412
Share of total comprehensive loss	(42)
Exchange	5
Carrying amount of interest in joint venture - December 31	375